Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Jan 14, 2013
Document Effective Date	Jan 14, 2013
Prospectus Date	Feb 29, 2012

RUSSELL INVESTMENT COMPANY

Supplement dated January 14, 2013 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated

JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S.

Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated

JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is Dated

AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	PRINCIPAL INVESTMENT STRATEGIES: The following sentence replaces the sixth sentence in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	ric9_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 14, 2013 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated

JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S.

Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated

JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is Dated

AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	PRINCIPAL INVESTMENT STRATEGIES: The following sentence replaces the sixth sentence in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles.

Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric9_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 14, 2013 to

PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated

JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S.

Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated

JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is Dated

AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	PRINCIPAL INVESTMENT STRATEGIES: The following sentence replaces the sixth sentence in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013